Significant accounting policies	12 Months Ended
Dec. 31, 2021
Significant accounting policies [Abstract]
Significant accounting policies [Text Block]

1Significant accounting policies

The Consolidated financial statements in the Group financial statements section have been prepared in accordance with International Financial Reporting Standards (IFRS) as endorsed by the European Union (EU) and with the statutory provisions of Part 9, Book 2 of the Dutch Civil Code.

All standards and interpretations issued by the International Accounting Standards Board (IASB) and the IFRS Interpretations Committee effective 2021 have been endorsed by the EU; consequently, the accounting policies applied by Philips also comply with IFRS as issued by the IASB. These accounting policies have been applied by group entities.

The Consolidated financial statements have been prepared on a going concern basis.

The Consolidated financial statements have been prepared under the historical cost convention, unless otherwise indicated.

The Consolidated financial statements are presented in euros, which is the presentation currency. Due to rounding, amounts may not add up precisely to the totals provided.

Use of estimates

The preparation of the Consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. These estimates inherently contain a degree of uncertainty. Actual results may differ from these estimates under different assumptions or conditions.

In the process of applying the accounting policies, management has made estimates and assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the reported amounts of assets and liabilities within the next financial year, as well as to the disclosure of contingent liabilities at the date of the Consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. The company evaluates these estimates and judgments on an ongoing basis and bases the estimates on historical experience, current and expected future outcomes, third-party evaluations and various other assumptions that Philips believes are reasonable under the circumstances. Existing circumstances and assumptions about future developments may change due to circumstances beyond the company’s control and are reflected in the assumptions if and when they occur. The results of these estimates form the basis for making judgments about the carrying value of assets and liabilities as well as identifying and assessing the accounting treatment with respect to commitments and contingencies. The company revises material estimates if changes occur in the circumstances or if there is new information or experience on which an estimate was or can be based. See note COVID-19 which includes further details on the impact of the pandemic on these significant judgments and estimates.

The areas where the most significant judgments and estimates are made are goodwill, deferred tax asset recoverability, recognition and measurement of provisions, valuation of inventories, impairments, classification and measurement of financial instruments, the accounting for an arrangement containing a lease, the assessment whether a lease option to extend or cancel a lease in which the company is a lessee is reasonably certain to be exercised or not, revenue recognition, tax risks and other contingencies, assessment of control, classification of assets and liabilities held for sale and the presentation of items of profit and loss and cash flows as continuing or discontinued, as well as when determining the fair values of acquired identifiable intangible assets, contingent considerations and investments based on an assessment of future cash flows (e.g. earn out arrangements as part of acquisitions). For further discussion of these significant judgements and estimates, reference is made to the respective accounting policies and notes within these Consolidated financial statements that relate to the above topics.

Further judgment is applied when analyzing impairments of goodwill and intangible assets not yet ready for use that are performed annually and whenever a triggering event has occurred to determine whether the carrying value exceeds the recoverable amount. These analyses are generally based on estimates of discounted future cash flows. Furthermore, the company applies judgment when actuarial assumptions are established to anticipate future events that are used in calculating post-employment benefit expenses and liabilities. These factors include assumptions with respect to interest rates, rates of increase in healthcare costs, rates of future compensation increases, turnover rates and life expectancy.

Climate-related matters

In preparing the Consolidated Financial Statements management has considered the impact of climate change, specifically the financial impact of Philips meeting its internal and external climate related aims, the potential impact of climate related risks and the costs incurred to pro-actively manage such risks. These considerations did not have a material impact on the financial reporting judgements, estimates or assumptions. The specific financial impacts considered include, for example: specific climate mitigation measures, such as the use of lower carbon energy sources, the costs of developing more sustainable product offerings and expenses incurred to mitigate against the impact of extreme weather conditions.

Changes in presentation from the prior year

Accounting policies have been applied consistently for all periods presented in these consolidated financial statements, except for the item mentioned below. In addition, certain prior-year amounts have been reclassified to conform to the current year presentation.

Domestic Appliances

Prior-period financial statements have been restated for the treatment of the Domestic Appliances business as a discontinued operation, see further information in Discontinued operations and assets classified as held for sale and Acquisitions and divestments.

Specific choices within IFRS

In certain instances, IFRS allows alternative accounting treatments for measurement and/or disclosure. Philips has adopted one of the treatments as appropriate to the circumstances of the company. The most important of these alternative treatments are mentioned below.

Tangible and intangible fixed assets

Under IFRS, an entity shall choose either the cost model or the revaluation model as its accounting model for tangible and intangible fixed assets. In this respect, items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. The useful lives and residual values are evaluated annually. Furthermore, the company chose to apply the cost model, meaning that costs relating to product development, the development and purchase of software for internal use and other intangible assets are capitalized and subsequently amortized over the estimated useful life. Further information on Tangible and Intangible fixed assets can be found in Property, plant and equipment and in Intangible assets excluding goodwill, respectively.

Employee benefit accounting

IFRS does not specify how an entity should present its service costs related to pensions and net interest on the net defined-benefit liability (asset) in the Consolidated statements of income. With regards to these elements, the company presents service costs in Income from operations and the net interest expenses related to defined-benefit plans in Financial expense.

Further information on employee benefit accounting can be found in Post-employment benefits.

Cash flow statements

Under IFRS, an entity shall report cash flows from operating activities using either the direct method (whereby major classes of gross cash receipts and gross cash payments are disclosed) or the indirect method (whereby profit or loss is adjusted for the effects of transactions of a non-cash nature, any deferrals or accruals of past or future operating cash receipts or payments, and items of income or expense associated with investing or financing cash flows). In this respect, the company chose to prepare the cash flow statements using the indirect method.

Furthermore, interest cash flows are presented in cash flows from operating activities rather than in cash flows from financing or investing activities, because they enter into the determination of profit or loss. The company chose to present dividends paid to shareholders of Koninklijke Philips N.V. as a component of cash flows from financing activities, rather than to present such dividends as cash flows from operating activities, which is an allowed alternative under IFRS.

Consolidated statements of cash flows can be found in Consolidated statements of cash flows.

Policies that are more critical in nature

Revenue recognition

Revenue from the sale of goods in the normal course of business is recognized at a point in time when the performance obligation is satisfied and it is based on the amount of the transaction price that is allocated to the performance obligation. The transaction price is the amount of the consideration to which the company expects to be entitled in exchange for transferring the promised goods to the customer. The consideration expected by the company may include fixed and/or variable amounts which can be impacted by sales returns, trade discounts and volume rebates. The company adjusts the consideration for the time value of money for the contracts where no explicit interest rate is mentioned if the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds six months. Revenue for the sale of goods is recognized when control of the asset is transferred to the buyer and only when it is highly probable that a significant reversal of revenue will not occur when uncertainties related to a variable consideration are resolved.

Transfer of control varies depending on the individual terms of the contract of sale. For consumer-type products in the segment Personal Health businesses, control is transferred when the product is shipped and delivered to the customer and title and risk have passed to the customer (depending on the delivery conditions) and acceptance of the product has been obtained. Examples of delivery conditions are ‘Free on Board point of delivery’ and ‘Costs, Insurance Paid point of delivery’, where the point of delivery may be the shipping warehouse or any other point of destination as agreed in the contract with the customer and where control is transferred to the customer.

Revenues from transactions relating to distinct goods or services are accounted for separately based on their relative stand-alone selling prices. The stand-alone selling price is defined as the price that would be charged for the goods or service in a separate transaction under similar conditions to similar customers, which within the company is mainly the Country Target Price (CTP). The transaction price determined (taking into account variable considerations) is allocated to performance obligations based on relative stand-alone selling prices. These transactions mainly occur in the segments Diagnosis & Treatment businesses and Connected Care businesses and include arrangements that require subsequent installation and training activities in order to make distinct goods operable for the customer. As such, the related installation and training activities are part of equipment sales rather than separate performance obligations. Revenue is recognized when the performance obligation is satisfied, i.e. when the installation has been completed and the equipment is ready to be used by the customer in the way contractually agreed.

Revenues are recorded net of sales taxes. A variable consideration is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Such assessment is performed on each reporting date to check whether it is constrained. For products for which a right of return exists during a defined period, revenue recognition is determined based on the historical pattern of actual returns, or in cases where such information is not available revenue recognition is postponed until the return period has lapsed. Return policies are typically based on customary return arrangements in local markets.

A provision is recognized for assurance-type product warranty at the time of revenue recognition and reflects the estimated costs of replacement and free-of-charge services that will be incurred by the company with respect to the products sold. For certain products, the customer has the option to purchase the warranty separately, which is considered a separate performance obligation on top of the assurance-type product warranty. For such warranties which provide distinct service, revenue recognition occurs on a straight-line basis over the extended warranty contract period.

In the case of loss under a sales agreement, the loss is recognized immediately.

Expenses incurred for shipping and handling of internal movements of goods are recorded as cost of sales. Shipping and handling related to sales to third parties are recorded as selling expenses. When shipping and handling are part of a project and billed to the customer, then the related expenses are recorded as cost of sales. Shipping and handling billed to customers are distinct and separate performance obligations and recognized as revenues. Expenses incurred for sales commissions that are considered incremental to the contracts are recognized immediately in the Consolidated statements of income as selling expenses as a practical expedient under IFRS 15 Revenue from Contracts with Customers.

Revenue from services is recognized over a period of time as the company transfers control of the services to the customer which is demonstrated by the customer simultaneously receiving and consuming the benefits provided by the company. The amount of revenues is measured by reference to the progress made towards complete satisfaction of the performance obligation, which in general is evenly over time. Service revenue related to repair and maintenance activities for goods sold is recognized ratably over the service period or as services are rendered.

Royalty income from brand license arrangements is recognized based on a right to access the license, which in practice means over the contract period based on a fixed amount or reliable estimate of sales made by a licensee.

Royalty income from intellectual property rights such as technology licenses or patents is recognized based on a right-to-use the license, which in practice means at a point in time based on the contractual terms and substance of the relevant agreement with a licensee. However, revenue related to intellectual property contracts with variable consideration where a constraint in the estimation is identified, is recognized over the contract period and is based on actual or reliably estimated sales made by a licensee.

The company receives payments from customers based on a billing schedule or credit period, as established in our contracts. Credit periods are determined based on standard terms, which vary according to local market conditions. Amounts posted in deferred revenue for which the goods or services have not yet been transferred to the customer and amounts that have either been received or are due, are presented as Contract liabilities in the Consolidated balance sheets.

Income taxes

Income taxes comprise current, non-current and deferred tax. Income tax is recognized in the Consolidated statements of income except to the extent that it relates to items recognized directly within equity or in other comprehensive income. Current tax is the expected taxes payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

In cases where it is concluded it is not probable that tax authorities will accept a tax treatment, the effect of the uncertainty is reflected in the recognition and measurement of tax assets and liabilities or, alternatively, a provision is made for the amount that is expected to be settled, where this can be reasonably estimated. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the company to change its judgment regarding the adequacy of existing tax assets and liabilities. Such changes to tax assets and liabilities will impact the income tax expense in the period during which such a determination is made.

Deferred tax assets and liabilities are recognized, using the consolidated balance sheets method, for the expected tax consequences of temporary differences between the carrying amounts of assets and liabilities and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of goodwill; the initial recognition of assets and liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit; and differences relating to investments in subsidiaries, joint ventures and associates where the reversal of the respective temporary difference can be controlled by the company and it is probable that it will not reverse in the foreseeable future. Deferred taxes are measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity or on different taxable entities, but the company intends to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that there will be future taxable profits against which they can be utilized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the countries where the deferred tax assets originated and during the periods when the deferred tax assets become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Deferred tax liabilities for withholding taxes are recognized for subsidiaries in situations where the income is to be paid out as dividend in the foreseeable future and for undistributed earnings of unconsolidated companies to the extent that these withholding taxes are not expected to be refundable or deductible. Changes in tax rates and tax laws are reflected in the period when the change was enacted or substantively enacted by the reporting date.

Any subsequent adjustment to a tax asset or liability that originated in discontinued operations and for which no specific arrangements were made at the time of divestment, due to a change in the tax base or its measurement, is allocated to discontinued operations (i.e. backwards tracing). Examples are a tax rate change or change in retained assets or liabilities directly relating to the discontinued operation. Any subsequent change to the recognition of deferred tax assets is allocated to the component in which the taxable gain is or will be recognized. The above principles are applied to the extent the ‘discontinued operations’ are sufficiently separable from continuing operations.

Further information on income tax can be found in Income taxes.

Provisions

Provisions are recognized if, as a result of a past event, the company has a present legal or constructive obligation, it is probable that an outflow of economic benefits will be required to settle the obligation and , the amount can be estimated reliably. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessments of the time value of money. The increase in the provision due to passage of time is recognized as interest expense. The accounting and presentation for some of the company’s provisions is as follows:

  Field action provision –This provision relates to the Philips Respironics voluntary recall notification in the United States and field safety notice outside the United States for certain sleep and respiratory care products related to the polyester-based polyurethane (PE-PUR) sound abatement foam in these devices
  Product warranty – The provisions for assurance-type product warranty reflect the estimated costs of replacement and free-of-charge services that will be incurred by the company with respect to products sold, and include costs to execute field change orders. The field action provision in connection with the Philips Respironics voluntary recall notification is shown separately above.
  Environmental provisions – The environmental provisions relate to cost of environmental remediation in various countries. Measurement of liabilities associated with environmental obligations is based on current legal and constructive requirements. Liabilities and expected insurance recoveries, if any, are recorded separately. The carrying amount of environmental liabilities is regularly reviewed and adjusted for new facts and changes in law.
  Restructuring-related provisions – The provision for restructuring mainly relates to the estimated costs of initiated restructurings, the most significant of which have been approved by the Executive Committee, and which generally involve the realignment of certain parts of the industrial and commercial organization. When such restructurings require discontinuance and/or closure of lines of activities, the anticipated costs of closure or discontinuance are included in restructuring provisions. A liability is recognized for those costs only when the company has a detailed formal plan for the restructuring and has raised a valid expectation with those affected that it will carry out the restructuring by starting to implement that plan or announcing its main features to those affected by it. Before a provision is established, the company recognizes any impairment loss on the assets associated with the restructuring.
  Legal provisions – Legal provisions relate to legal proceedings, including regulatory and other governmental proceedings. In relation to legal claim provisions and settlements, the relevant balances are transferred to Other liabilities at the point when the amount and timing of cash outflows are no longer uncertain. Settlements which are agreed for amounts in excess of existing provisions are reflected as increases in Other liabilities.

Further information on provisions can be found in Provisions.

Goodwill

The measurement of goodwill at initial recognition is described in the Basis of consolidation note. Goodwill is subsequently measured at cost less accumulated impairment losses. Further information on goodwill can also be found in Goodwill.

Intangible assets other than goodwill

Acquired finite-lived intangible assets are amortized using the straight-line method over their estimated useful life. The useful lives are evaluated annually. Intangible assets are initially capitalized at cost, with the exception of intangible assets acquired as part of a business combination, which are capitalized at their acquisition date fair value.

The company expenses all research costs as incurred. Expenditure on development activities, whereby research findings are applied to a plan or design for the production of new or substantially improved products and processes, is capitalized as an intangible asset if the product or process is technically and commercially feasible, the company has sufficient resources and the intention to complete development and can measure the attributable expenditure reliably.

The capitalized development expenditure comprises of all directly attributable costs (including the cost of materials and direct labor). Other development expenditures and expenditures on research activities are recognized in the Consolidated statements of income. Capitalized development expenditure is stated at cost less accumulated amortization and impairment losses. Amortization of capitalized development expenditure is charged to the Consolidated statements of income on a straight-line basis over the estimated useful lives of the intangible assets.

Further information on intangible assets other than goodwill can be found in Intangible assets excluding goodwill.

Discontinued operations and non-current assets held for sale

Non-current assets and disposal groups comprising assets and liabilities that are expected to be recovered primarily through sale rather than through continuing use are classified as held for sale.

Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the Consolidated balance sheets. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the Consolidated balance sheets.

A discontinued operation is a component of an entity that has either been disposed of or is classified as held for sale, and represents a separate major line of business or geographical area of operations; or is a part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or is a subsidiary acquired exclusively with a view to sell.

If a discontinued operation is sold in stages as part of a single coordinated plan until it is completely sold, then the Investment in associate that is recognized upon sale of a portion that results in Philips having significant influence in the operation (rather than control) is continued to be treated as discontinued operation provided that the held for sale criteria are met.

Non-current assets held for sale and discontinued operations are carried at the lower of carrying amount or fair value less cost of disposal. Any gain or loss from disposal, together with the results of these operations until the date of disposal, is reported separately as discontinued operations. The financial information of discontinued operations is excluded from the respective captions in the Consolidated financial statements and related notes for all periods presented. Comparatives in the Consolidated balance sheets are not represented when a non-current asset or disposal group is classified as held for sale. Comparatives are represented for presentation of discontinued operations in the Consolidated statements of cash flows and Consolidated statements of income.

Adjustments in the current period to amounts previously presented in discontinued operations that are directly related to the disposal of a discontinued operation in a prior period, and for which no specific arrangements were made at the time of divestment, are classified separately in discontinued operations. Circumstances to which these adjustments may relate include resolution of uncertainties that arise from the terms of the disposal transaction, such as the resolution of purchase price adjustments and indemnifications, resolution of uncertainties that arise from and are directly related to the operations of the component before its disposal, such as environmental and assurance-type product warranty obligations retained by the company, and the settlement of employee benefit plan obligations provided that the settlement is directly related to the disposal transaction.

Further information on discontinued operations and non-current assets held for sale can be found in Discontinued operations and assets classified as held for sale.

Impairment
Impairment of goodwill and intangible assets not yet ready for use

Goodwill and intangible assets not yet ready for use are not amortized but are tested for impairment annually and whenever impairment indicators require. In case of goodwill and intangible assets not yet ready for use, either internal or external sources of information are considered indicators that an asset or a CGU may be impaired. In most cases the company identified its cash-generating units for goodwill at one level below that of an operating segment. Cash flows at this level are substantially independent from other cash flows and this is the lowest level at which goodwill is monitored by the Executive Committee. An impairment loss is recognized in the Consolidated statements of income whenever and to the extent that the carrying amount of a cash-generating unit exceeds the unit’s recoverable amount, whichever is the greater, its value in use or its fair value less cost of disposal. Value in use is measured as the present value of future cash flows expected to be generated by the asset. Fair value less cost of disposal is measured as the amount obtained from the sale of an asset in an arm’s length transaction, less costs of disposal.

Further information on impairment of goodwill and intangible assets not yet ready for use can be found in Goodwill and Intangible assets excluding goodwill respectively.

Impairment of non-financial assets other than goodwill, intangible assets not yet ready for use, inventories and deferred tax assets

Non-financial assets other than goodwill, intangible assets not yet ready for use, inventories and deferred tax assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is assessed by a comparison of the carrying amount of an asset with the greater of its value in use and fair value less cost of disposal. Value in use is measured as the present value of future cash flows expected to be generated by the asset. Fair value less cost of disposal is measured as the amount obtained from a sale of an asset in an arm’s length transaction, less costs of disposal. If the carrying amount of an asset is deemed not recoverable, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the recoverable amount. The review for impairment is carried out at the level where cash flows occur that are independent of other cash flows.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if and to the extent that there has been a change in the estimates used to determine the recoverable amount. The loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. Reversals of impairment are recognized in the Consolidated statements of income.

Impairment of financial assets

The company recognizes an allowance for expected credit losses (ECLs) for trade receivables, contract assets, lease receivables, debt investments carried at fair value through Other comprehensive income (FVTOCI) and amortized cost. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the company expects to receive, discounted at an approximation of the original effective interest rate.

ECLs are recognized in two stages. For credit risk exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (12-month ECLs). The company considers a financial asset to be in default when the counterparty is unlikely to pay its credit obligations to the company in full or when the financial asset is past due. For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (lifetime ECLs). When determining whether the credit risk of a financial asset has increased significantly since initial recognition, the company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the company's historical experience and informed credit assessment and including forward-looking information, such as forecast economic conditions that affect the ability of the customers to settle the receivables.

For all trade receivables, contract assets and lease receivables, the company applies the IFRS 9 simplified approach to measuring ECLs, which uses the lifetime ECL allowance. To measure the ECLs on trade receivables, contract assets and lease receivables, the company takes into account credit-risk concentration, collective debt risk based on average historical losses, specific circumstances such as serious adverse economic conditions in a specific country or region, and other forward-looking information. Trade receivables, contract assets and lease receivables are written off when there is no reasonable expectation of recovery of the asset, for example because of bankruptcy or other forms of receivership.

Further information on financial assets can be found in Other financial assets.

Other policies

Basis of consolidation

The Consolidated financial statements comprise the financial statements of Koninklijke Philips N.V. and all subsidiaries that the company controls, i.e. when it is exposed or has rights to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and in cases where Philips has less than a majority of the voting or similar rights of an investee, Philips considers all relevant facts and circumstances in assessing whether it has power over an investee, including the contractual arrangement(s) with the other vote holders of the investee, rights arising from other contractual arrangements and the company’s voting rights and potential voting rights. Subsidiaries are fully consolidated from the date that control commences until the date that control ceases. All intercompany balances and transactions have been eliminated in the Consolidated financial statements. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Loss of control

Upon loss of control, the company derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. Any surplus or deficit arising from the loss of control is recognized in the Consolidated statements of income. If the company retains any interest in the previous subsidiary, such interest is measured at fair value at the date the control is lost. Subsequently it is accounted for as either an equity-accounted investee (associate) or as a financial asset, depending on the level of influence retained. Further information on loss of control can be found in Discontinued operations and assets classified as held for sale.

Business combinations

Business combinations are accounted for using the acquisition method. Under the acquisition method, the identifiable assets acquired, liabilities assumed and any non-controlling interest in the acquiree are recognized at the acquisition date, which is the date on which control is transferred to the company.

The company measures goodwill at the acquisition date as:

  the fair value of the consideration transferred; plus
  the recognized amount of any non-controlling interest in the acquiree; plus if the business combination is achieved in stages, the fair value of the existing equity interest in the acquiree; less the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed.

Costs related to the acquisition, other than those associated with the issue of debt or equity securities, that the company incurs are expensed as incurred.

Any contingent consideration payable is recognized at fair value at the acquisition date and initially is presented in Long-term provisions. When the timing and amount of the consideration become more certain, it is reclassified to Accrued liabilities. If the contingent consideration that meets the definition of a financial instrument is classified as equity, it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes to the fair value of the contingent consideration are recognized in the Consolidated statements of income.

Non-controlling interests are measured on the basis of their proportionate share of the acquiree’s identifiable net assets at the date of acquisition.

Further information on business combinations can be found in Acquisitions and divestments.

Acquisitions of and adjustments to non-controlling interests

Acquisitions of non-controlling interests are accounted for as transactions with owners in their capacity as owners and therefore no goodwill is recognized. Adjustments to non-controlling interests arising from transactions that do not involve the loss of control are based on a proportionate amount of the net assets of the subsidiary.

Investments in associates (equity-accounted investees)

Associates are all entities over which the company has significant influence, but no control. Significant influence is presumed with a shareholding of between 20% and 50% of the voting rights or when the company has board representation through which it is able to exercise significant influence. Investments in associates are accounted for using the equity method of accounting and are initially recognized at cost. The carrying amount of an investment includes the carrying amount of goodwill identified on acquisition. An impairment loss on such investment is allocated to the investment as a whole.

The company’s share of the net income of these companies is included in Investments in associates, net of income taxes, in the Consolidated statements of income, after adjustments to align the accounting policies with those of the company, from the date that significant influence commences until the date that significant influence ceases. Dilution gains and losses arising from investments in associates are recognized in the Consolidated statements of income as part of Investments in associates, net of income taxes. When the company’s share of losses exceeds its interest in an associate, the carrying amount of that interest (including any long-term loans) is reduced to zero and recognition of further losses is discontinued except to the extent that the company has incurred legal or constructive obligations or made payments on behalf of the associate. Unrealized gains on transactions between the company and its associates are eliminated to the extent of the company’s interest in the associates. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Remeasurement differences of an equity stake resulting from gaining control over an investee that was previously recorded as an associate are recorded under Investments in associates.

Further information on investments in associates can be found in Interests in entities.

Foreign currencies
Foreign currency transactions

The financial statements of all group entities are measured using the currency of the primary economic environment in which the entity operates (functional currency). The euro (EUR) is the functional currency of the company and the presentation currency of the Group financial statements. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or the valuation in cases where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated statements of income, except when deferred in Other comprehensive income as qualifying cash flow hedges and qualifying net investment hedges.

Foreign currency differences arising from translations are recognized in the Consolidated statements of income, except for equity investments measured at fair value through OCI which are recognized in Other comprehensive income. If there is an impairment which results in foreign currency differences being recognized, these differences are reclassified from Other comprehensive income to the Consolidated statements of income.

All foreign exchange differences are presented as part of Cost of sales, with the exception of tax items and financial income and expense, which are recognized in the same line item as they relate to in the Consolidated statements of income.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency using the exchange rate at the date the fair value was determined. Non-monetary items in a foreign currency that are measured based on historical cost are translated using the exchange rate at the transaction date.

Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to euros at the exchange rates prevailing at the reporting date. The income and expenses of foreign operations are translated to euros at the exchange rates prevailing at the dates of the transactions.

Foreign currency differences arising upon translation of foreign operations into euros are recognized in Other comprehensive income, and presented as part of Currency translation differences in Equity. However, if the operation is a non-wholly-owned subsidiary, the relevant proportionate share of the translation difference is allocated to Non-controlling interests.

When a foreign operation is disposed of such that control, significant influence or joint control is lost, the cumulative amount in the Currency translation differences related to the foreign operation is reclassified to the Consolidated statements of income as part of the gain or loss on disposal. When the company disposes of only part of its interest in a subsidiary that includes a foreign operation while retaining control, the respective proportion of the cumulative amount is reattributed to Non-controlling interests. When the company disposes of only part of its investment in an associate or joint venture that includes a foreign operation while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to the Consolidated statements of income.

Financial instruments
Non-derivative financial assets
Recognition and initial measurement

Non-derivative financial assets are recognized when the company becomes a party to the contractual provisions of the instrument. Purchases and sales of financial assets in the normal course of business are accounted for at the trade date. Dividend and interest income are recognized when earned. Gains or losses, if any, are recorded in Financial income and expense. Non-derivative financial assets are derecognized when the rights to receive cash flows from the asset have expired or the company has transferred its rights to receive cash flows from the asset.

At initial recognition, the company measures a financial asset at its fair value plus, in the case of a financial asset not measured at fair value through profit or loss (FVTPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed in the Consolidated statements of income.

Classification and subsequent measurement

The company classifies its non-derivative financial assets in the following measurement categories:

  those that are measured subsequently at fair value (either through OCI (FVTOCI) or profit or loss (FVTPL);
  those that are measured at amortized cost.

In assessing the classification, the company considers the business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will be recorded in either the Consolidated statements of income or in Other comprehensive income (OCI). For investments in equity instruments that are not held for trading, this will depend on whether the company has made an irrevocable election at the time of initial recognition to account for the equity investment at FVTOCI. For investments in these equity instruments, the company does not subsequently reclassify between FVTOCI and FVTPL. For debt investments, assets are reclassified between FVTOCI, FVTPL and amortized cost only when its business model for managing those assets changes.

Non-derivative financial assets comprise cash and cash equivalents, receivables and other financial assets.

Cash and cash equivalents

Cash and cash equivalents include all cash balances, certain money market funds and short-term highly liquid investments with an original maturity of three months or less that are readily convertible into known amounts of cash. Further information on cash and cash equivalents can be found in Cash flow statement supplementary information.

Receivables

Receivable balances that are held to collect are subsequently measured at amortized cost and are subject to impairment as explained in the impairment section of this note. Receivables that are held to collect and sell are subsequently measured at FVTOCI and are also subject to impairment. The company derecognizes receivables on entering into factoring transactions if the company has transferred substantially all risks and rewards or if the company does not retain control over those receivables. Further information on receivables can be found in Receivables.

Other (non-)current financial assets

Other (non-)current financial assets include both debt instruments and equity instruments.

Debt instruments include those subsequently carried at amortized cost, those carried at FVTPL and those carried at FVTOCI. Classification depends on the company’s business model for managing the asset and the cash flow characteristics of the asset.

Debt instruments that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost and are subject to impairment. Interest income from these financial assets is included in Financial income using the effective interest rate method. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Debt instruments that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVTOCI and are subject to impairment. Movements in the carrying amounts are taken through OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses, which are recognized in the Consolidated statements of income. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to the Consolidated statements of income. Interest income from these financial assets is included in Financial income using the effective interest rate method.

Debt instruments that do not meet the criteria for amortized cost or FVTOCI are measured at FVTPL. A gain or loss on a debt investment that is subsequently measured at FVTPL is recognized in the Consolidated statements of income in the period in which it arises.

Equity investments are subsequently measured at fair value. Equity instruments that are held for trading are measured at FVTPL. For equity instruments that are not held for trading, the company makes an irrevocable election at the time of initial recognition whether to account for the equity investment at FVTPL or FVTOCI. Where management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to the Consolidated statements of income following the derecognition of the investment. Dividends from such investments continue to be recognized in the Consolidated statements of income when the company’s right to receive payments is established.

Further information on other (non-)current financial assets can be found in Other financial assets

Debt and other financial liabilities

Debt and other financial liabilities, excluding derivative financial liabilities and provisions, are initially measured at fair value and, in the case of debt and payables, net of directly attributable transaction costs. Debt and other financial liabilities are subsequently measured at amortized cost using the effective interest rate. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate.

Debt and other financial liabilities are derecognized when the obligation under the liability is discharged, cancelled or has expired.

Further information on debt and other financial liabilities can be found in Debt.

Equity

Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity. Where the company purchases the company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental transaction costs (net of income taxes), is deducted from equity attributable to the company’s equity holders until the shares are cancelled or reissued. Where such ordinary shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in equity attributable to the company’s equity holders.

Call options on own shares are treated as equity instruments.

Dividends are recognized as a liability in the period in which they are declared and approved by shareholders. The income tax consequences of dividends are recognized when a liability to pay the dividend is recognized.

Further information on equity can be found in Equity.

Derivative financial instruments, including hedge accounting

The company uses derivative financial instruments principally to manage its foreign currency risks and, to a more limited extent, interest rate and commodity price risks. All derivative financial instruments are accounted for at the trade date and classified as current or non-current assets or liabilities based on the maturity date or the early termination date. The company measures all derivative financial instruments at fair value that is derived from the market prices of the instruments, calculated on the basis of the present value of the estimated future cash flows based on observable interest yield curves, basis spread, credit spreads and foreign exchange rates, or derived from option pricing models, as appropriate. Gains or losses arising from changes in fair value of derivatives are recognized in the Consolidated statements of income, except for derivatives that are highly effective and qualify for cash flow or net investment hedge accounting.

Changes in the fair value of foreign exchange forward contracts attributable to forward points and changes in the time value of the option contracts are deferred in the cash flow hedges reserve within equity. The deferred amounts are recognized in the Consolidated statements of income against the related hedged transaction when it occurs.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in OCI until the Consolidated statements of income are affected by the variability in cash flows of the designated hedged item. To the extent that the hedge is ineffective, changes in the fair value are recognized in the Consolidated statements of income.

The company formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is established that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the company discontinues hedge accounting prospectively. When hedge accounting is discontinued because it is expected that a forecasted transaction will not occur, the company continues to carry the derivative on the Consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in the same line item as they relate to in the Consolidated statements of income.

Foreign currency differences arising upon retranslation of financial instruments designated as a hedge of a net investment in a foreign operation are recognized directly in the currency translation differences reserve through OCI, to the extent that the hedge is effective. To the extent that the hedge is ineffective, such differences are recognized in the Consolidated statements of income.

Offsetting and master netting agreements

The company presents financial assets and financial liabilities on a gross basis as separate line items in the Consolidated balance sheets.

Master netting agreements may be entered into when the company undertakes a number of financial instrument transactions with a single counterparty. Such an agreement provides for a net settlement of all financial instruments covered by the agreement in the event of default or certain termination events associated with any of the transactions. A master netting agreement may create a right to offset that becomes enforceable and affects the realization or settlement of individual financial assets and financial liabilities only following a specified termination event. However, if this contractual right is subject to certain limitations then it does not necessarily provide a basis for offsetting, unless both of the offsetting criteria are met, i.e. there is a legally enforceable right and an intention to settle net or simultaneously.

Property, plant and equipment

The costs of property, plant and equipment comprise all directly attributable costs (including the cost of material and direct labor).

Depreciation is generally calculated using the straight-line method over the useful life of the asset. Gains and losses on the sale of property, plant and equipment are included in Other business income. Costs related to repair and maintenance activities are expensed in the period in which they are incurred unless leading to an extension of the original lifetime or capacity.

Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset.

Further information on property, plant and equipment can be found in Property, plant and equipment.

Leases

The company determines whether an arrangement constitutes or contains a lease at inception, which is based on the substance of the arrangement at the inception of the lease. The arrangement constitutes or contains a lease if fulfillment is dependent on the use of a specific asset and the arrangement conveys a right to use the asset, even if that asset is not explicitly specified in the arrangement.

Company as a lessee

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the company. The right-of-use asset is depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

  fixed payments (including in-substance fixed payments) less any lease incentives receivable;
  variable lease payments that are based on an index or a rate;
  amounts expected to be payable by the lessee under residual value guarantees;
  the exercise price of a purchase option if the lessee is reasonably certain to exercise that option;
  payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate at the lease commencement date is used, which is based on an assessment of interest rates the company would have to pay to borrow funds, including the consideration of factors such as the nature of the asset and location, collateral, market terms and conditions, as applicable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made.

Each lease payment is allocated between the liability and finance charges. The interest element of the finance cost is charged to the Consolidated statements of income over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Right-of-use assets are measured at cost comprising the following:

  the amount of the initial measurement of lease liability;
  any lease payments made at or before the commencement date less any lease incentives received;
  any initial direct costs;
  restoration costs.

The right-of-use assets are subsequently accounted for using principles for property, plant and equipment. Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the Consolidated statements of income. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise IT-equipment and small items of office furniture considered to be of low value (i.e. less than EUR 5,000).

The company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. The company applies judgement in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal.

The company leases various items of real estate, vehicles and other equipment. Rental contracts are typically made for fixed periods but may have extension or termination options.

The related year end disclosures pertaining to leases as lessee have been disclosed in respective notes according to the nature of the reported item. Below are the references with respect to IFRS 16 year-end disclosures as lessee:

  For disclosure on Right-of-use assets and related movement, refer to Property, plant and equipment;
  Short-term and low-value leases, are disclosed in Income from operations;
  Disclosures regarding interest expenses on lease liabilities, are disclosed in Financial income and expenses;
  For disclosure on leasing related cash outflow and the split between interest and principal payments, refer to the Consolidated statements of cash flows and Cash flow statement supplementary information;
  For disclosure on sale and leaseback transactions, refer to Details of treasury and other financial risks;
  For disclosure on lease liabilities and maturity analysis, refer to Debt;
  Other qualitative and quantitative disclosures regarding the nature of lessee’s leasing activities and future lease obligations, refer to Details of treasury and other financial risks;
Company as a lessor

When the company acts as a lessor, it determines at lease inception whether a lease is a finance lease or an operating lease. Leases in which the company does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. The company recognizes lease payments received under operating leases as income on a straight-line basis over the lease terms in the Statement of income.

The related year end disclosures pertaining to leases as lessor have been disclosed in respective notes according to the nature of the reported item. Below are the references with respect to IFRS 16 year-end disclosures as lessor:

  For disclosures on lease income and sublease income, refer to Income from operations;
  Other qualitative disclosures regarding the nature of lessor’s leasing activities and risk management, refer to Details of treasury and other financial risks.
Inventories

Inventories are stated at the lower of cost or net realizable value. The cost of inventories comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. The costs of conversion of inventories include direct labor and fixed and variable production overheads, taking into account the stage of completion and the normal capacity of production facilities. Costs of idle facility and abnormal waste are expensed. The cost of inventories is determined using the first-in, first-out (FIFO) method. Inventory is reduced for the estimated losses due to obsolescence. This reduction is determined for groups of products based on sales in the recent past and/or expected future demand.

Further information on inventories can be found in Inventories.

Employee benefit accounting

A defined-contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined-contribution pension plans are recognized as an employee benefit expense in the Consolidated statements of income in the periods during which services are rendered by employees.

A defined-benefit plan is a post-employment benefit plan other than a defined-contribution plan. Plans for which the company has no legal or constructive obligation to pay further amounts, but to which it does pay non-fixed contributions, are also treated as a defined-benefit plan. The net pension asset or liability recognized in the Consolidated balance sheets in respect of defined-benefit post-employment plans is the fair value of plan assets less the present value of the projected defined-benefit obligation at the Consolidated balance sheets date. The defined-benefit obligation is calculated annually by qualified actuaries using the projected unit credit method. Recognized assets are limited to the present value of any reductions in future contributions or any future refunds. The net pension liability is presented as a long-term provision; no distinction is made for the short-term portion.

For the company’s major plans, a full discount rate curve of high-quality corporate bonds is used to determine the defined benefit obligation, where available. The curves are based on the Mercer Yield Curve methodology, which uses data of corporate bonds rated AA or equivalent. For the other plans the Mercer Yield Curve/Mercer Methodology has also been used taking into account the cash flows as much as possible in case there is a deep market in corporate bonds. For plans in countries without a deep corporate bond market, the discount rate is based on government bonds and the plan’s maturity.

Pension costs in respect of defined-benefit post-employment plans primarily represent the increase of the actuarial present value of the obligation for post-employment benefits based on employee service during the year and the interest on the net recognized asset or liability in respect of employee service in previous years.

Remeasurements of the net defined-benefit asset or liability comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (excluding interest). The company recognizes all remeasurements in Other comprehensive income.

The company recognizes gains and losses on the settlement of a defined-benefit plan when the settlement occurs. The gain or loss on settlement is the difference between the present value of the defined-benefit obligation being settled, as determined on the date of settlement, and the settlement price, including any plan assets transferred and any payments made directly by the company in connection with the settlement. Past service costs arising from the introduction of a change to the benefit payable under a plan or a significant reduction of the number of employees covered by a plan (curtailment) are recognized in full in the Consolidated statements of income.

Further information on post-employment benefit accounting can be found in Post-employment benefits.

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. The company recognizes a liability and an expense for bonuses and incentives based on a formula that takes into consideration the profit attributable to the company’s shareholders after certain adjustments.

The company’s net obligation in respect of long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods, such as jubilee entitlements. That benefit is discounted to determine its present value. Remeasurements are recognized in the Consolidated statements of income in the period in which they arise.

Further information on other employee benefits can be found in Provisions in the Other provisions section.

Share-based payment
Equity-settled transactions

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model, further details of which are given in Share-based compensation.

The grant-date fair value of equity-settled share-based payment awards granted to employees is recognized as personnel expense, with a corresponding increase in equity, over the vesting period of the award. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the company’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of income for a period represents the movement in cumulative expense recognized at the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant-date fair value of awards, but the likelihood of the conditions being met is assessed as part of the company’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant-date fair value. No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met.

The dilutive effect of outstanding options and shares is reflected as additional share dilution in the computation of diluted earnings per share (further details are given in Earnings per share).

Financial income and expenses

Financial income comprises interest income on funds invested (including financial assets), dividend income, net gains on the disposal of financial assets, net fair value gains on financial assets at FVTPL, net gains on the remeasurement to fair value of any pre-existing interest in an acquiree, and net gains on foreign exchange impacts that are recognized in the Consolidated statements of income.

Interest income is recognized on an accrual basis in the Consolidated statements of income, using the effective interest method. Dividend income is recognized in the Consolidated statements of income on the date that the company’s right to receive payment is established, which in the case of quoted securities is normally the ex-dividend date.

Financial expenses comprise interest expenses on borrowings, unwinding of the discount on provisions and contingent consideration, losses on disposal of financial assets, net fair value losses on financial assets at FVTPL, impairment losses recognized on financial assets (other than trade receivables), net interest expenses related to defined-benefit plans, interest on lease liabilities and net losses on foreign exchange impacts that are recognized in the Consolidated statements of income.

Further information on financial income and expenses can be found in Financial income and expenses.

Government grants

Grants from governments are recognized at their fair value where there is a reasonable assurance that the grant will be received and the company will comply with all attached conditions. Government grants relating to costs are deferred and recognized in the Consolidated statements of income as a reduction of the related costs over the period necessary to match them with the costs that they are intended to compensate. Grants related to assets are deducted from the cost of the asset and presented net in the Consolidated balance sheets.

Financial guarantees

The company recognizes a liability at the fair value of the obligation at the inception of a financial guarantee contract. The guarantee is subsequently measured at the higher of the best estimate of the obligation or the amount initially recognized less, when appropriate, cumulative amortization.

Cash flow statements

Cash flows arising from transactions in a foreign currency are translated into the company’s functional currency using the exchange rate at the date of the cash flow. Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the hedged items. Cash flows from other derivative instruments are classified as investing cash flows.

Segment information

Operating segments are components of the company’s business activities about which separate financial information is available that is evaluated regularly by the chief operating decision maker (the Executive Committee of the company). The Executive Committee decides how to allocate resources and assesses performance. Reportable segments comprise the operating segments Diagnosis & Treatment businesses, Connected Care businesses and Personal Health businesses. Additionally, besides these reportable segments, segment Other exists. Segment accounting policies are the same as the accounting policies applied by the company.

Earnings per Share

The company presents basic and diluted earnings per share (EPS) data for its common shares. Basic EPS is calculated by dividing the Net income (loss) attributable to shareholders by the weighted average number of common shares outstanding during the period, adjusted for own shares held. Diluted EPS is determined by adjusting the Net income (loss) attributable to shareholders and the weighted average number of common shares outstanding during the period, adjusted for own shares held, for the effects of all dilutive potential common shares, which comprises forward purchase contracts, restricted shares, performance shares and share options granted to employees.

Further information on earnings per share can be found in Earnings per share.

New standards and interpretations

IFRS accounting standards adopted as from 2021

The company applies, for the first time, certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2021.

2020-8 Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 - Interest Rate Benchmark Reform – Phase 2

The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments include the following practical expedients:

  A practical expedient to require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest
  Permit changes required by IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued
  Provide temporary relief to entities from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component

These amendments had no material impact on the consolidated financial statements of the company. The status of the IBOR transition project and the exposure to IBOR have been disclosed in Details of treasury and other financial risks.

2021-3 Amendments to IFRS 16 Leases – Covid-19 related rent concessions beyond June 30, 2021

On May 28, 2020, the IASB issued Covid-19-Related Rent Concessions - amendment to IFRS 16 Leases The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification. The amendment was intended to apply until June 30, 2021, but as the impact of the Covid-19 pandemic is continuing, on March 31, 2021, the IASB extended the period of application of the practical expedient to June 30, 2022.The amendment applies to annual reporting periods beginning on or after April 1, 2021. This amendment had no material impact on the consolidated financial statements of the company.

IFRS accounting standards to be adopted from 2022 onwards

A number of amendments to existing standards have been issued and are mandatory for the company beginning on or after January 1, 2022, or later periods, and the company has not early-adopted them. The changes to those standards are not expected to have a material impact on the company’s financial statements.